CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	¥ 4,307,570		¥ 3,521,130
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00004		$ 0.00004
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	70,726,025	70,726,025	63,311,294	63,311,294
Common Stock, Shares, Outstanding	70,726,025	70,726,025	63,311,294	63,311,294